Equity Method Investment (Details) - Schedule Of Balance Sheet - HKGF Arcadia [Member]	Jul. 31, 2023 USD ($)
Current Assets
Cash and equivalents	$ 86,395
Accounts receivable	10,696
Inventories, net	425,133
Total Current Assets	522,224
Property and equipment, net	426,786
Intangible asset, net	6,031
Goodwill	1,680,000
Security deposits	159,589
Total Assets	2,794,630
Current Liabilities
Accounts payable	1,039,292
Accrued expenses and other payables	3,400
Total Current Liabilities	1,042,692
Total Liabilities	1,042,692
Stockholders’ Equity
Paid in Capital	3,440,000
Subscription receivable	(1,300,000)
Accumulated deficit	(388,062)
Total Stockholders’ Equity (Deficit)	1,751,938
Total Liabilities and Stockholders’ Equity	$ 2,794,630